Calvert VP Money Market Portfolio
CALVERT VP MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks a high level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Money Market Portfolio
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP Money Market Portfolio
Management fees		0.25%
Other expenses		0.16%
Total annual fund operating expenses		0.41%
Less fee waiver and/or expense reimbursement	[1]	(0.01%)
Net expenses		0.40%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.40% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio's expense cap before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Portfolio for the time periods indicated;
  your investment has a 5% return each year;
  the Portfolio’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert VP Money Market Portfolio	41	131	229	517

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements, commercial paper, variable rate demand notes, and corporate, agency and taxable municipal obligations. The Portfolio invests more than 25% of its total assets in the financial services industry.

All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940, as amended.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Income Risk. The income level of the Portfolio will fluctuate with changing market conditions and interest rate levels. The income the Portfolio receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Portfolio because it invests primarily in securities that are considered to be of high quality. The Portfolio also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. Individual investments of the Portfolio may not perform as expected due to credit, political or other risks and the portfolio management practices may not achieve the desired result.

Financial Services Industry Risk. The financial services industry involves additional risk relating to changes in government regulation and economic downturns, which can have a significant negative effect on issuers in the financial services sector. A downturn in the financial services industry would impact the Portfolio more than a fund that does not concentrate in this industry.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

Quarter Total Ended Return Best Quarter (of periods shown) 9/30/07 1.27% Worst Quarter (of periods shown) 12/31/11 0.00%
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	1 year	5 years	10 years
Calvert VP Money Market Portfolio	0.01%	1.79%	2.05%
Calvert VP Money Market Portfolio Lipper VA Money Market Funds Average	(0.03%)	1.42%	1.72%